Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Operating loss carry-forward	$ 11,072,141	$ 10,332,404
Income tax expiration year	2034	2034